                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

  Issued by Nationwide Life Insurance Company through its MFS Variable Account

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

o    Massachusetts Investors Growth Stock Fund - Class A

o    Massachusetts Investors Trust - Class A

o    MFS(R) Bond Fund - Class A

o    MFS(R) Emerging Growth Fund - Class A

o    MFS(R) Global Governments Fund - Class A

o    MFS(R) Growth Opportunities Fund - Class A

o    MFS(R) High Income Fund - Class A*

o    MFS(R) Research Fund - Class A

o    MFS(R) Series Trust IV - MFS(R) Money Market Fund

o    MFS(R) Total Return Fund - Class A

o    Nationwide Separate Account Trust - Money Market Fund

*This underlying mutual fund may invest in lower quality debt securities commonly call junk bonds.

Purchase payments not invested in the underlying mutual fund options of the MFS Variable Account ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (May 1, 2000) which contains additional information about the contracts and the variable account, is filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 36.

For general information or to obtain FREE copies of the:

     o    Statement of Additional Information;

     o prospectus, annual or semi-annual report for any underlying mutual fund; or

     o    required Nationwide forms,

call:           1-800-243-6295
          TDD   1-800-238-3035

or write:

          NATIONWIDE LIFE INSURANCE COMPANY
          P.O. BOX 182356
          COLUMBUS, OHIO 43218-2356


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
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

THIS ANNUITY IS NOT:

o    A BANK DEPOSIT          o    FEDERALLY INSURED
o    ENDORSED BY A BANK      o    AVAILABLE IN EVERY
     OR GOVERNMENT                STATE
     AGENCY

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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
GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- MFS Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.


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
TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF CONTRACT EXPENSES......................6

UNDERLYING MUTUAL FUND ANNUAL EXPENSES............7

EXAMPLE...........................................8

SYNOPSIS OF THE CONTRACTS.........................9

FINANCIAL STATEMENTS..............................9

CONDENSED FINANCIAL INFORMATION...................9

NATIONWIDE LIFE INSURANCE COMPANY................10

GENERAL DISTRIBUTOR..............................10

TYPES OF CONTRACTS...............................10
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Simplified Employee Pension IRAs (SEP
          IRAs)
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT........................12
     The Variable Account and Underlying
          Mutual Funds
     The Fixed Account

CHARGES AND DEDUCTIONS...........................14
     Contract Maintenance Charge
     Mortality and Expense Risk Charges
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...............................15
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................17
     Minimum Initial and Subsequent Purchase
          Payments
     Pricing
     Allocation of Purchase Payments
     Value of an Accumulation Unit
     Net Investment Factor
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................20

SURRENDER (REDEMPTION)...........................20
     Surrenders Under a Qualified Plan or Tax
          Sheltered Annuity

LOAN PRIVILEGE...................................21
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................22

CONTRACT OWNER SERVICES..........................23
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................24

ANNUITIZING THE CONTRACT.........................24
     Annuitization Date
     Annuitization
     Fixed Payment Annuity - First and
          Subsequent Payments
     Variable Payment Annuity - First and
          Subsequent Payments
     Variable Payment Annuity - Assumed
          Investment Rate
     Variable Payment Annuity - Value of an
          Annuity Unit
     Variable Payment Annuity - Exchanges
          among Underlying Mutual Funds
     Frequency and Amount of Annuity
          Payments
     Annuity Payment Options

DEATH BENEFITS...................................26
     Death of Contract Owner - Non-Qualified
          Contracts
     Death of Annuitant - Non-Qualified
          Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment


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

REQUIRED DISTRIBUTIONS...........................27
     Required Distributions for Non-Qualified
          Contracts
     Required Distributions for Qualified Plans
          and Tax Sheltered Annuities
     Required Distributions for Individual
          Retirement Annuities and SEP IRAs

FEDERAL TAX CONSIDERATIONS.......................30
     Federal Income Taxes
     Qualified Plans, IRAs, SEP IRAs, and Tax
          Sheltered Annuities
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
          Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................34

LEGAL PROCEEDINGS................................35

TABLE OF CONTENTS OF STATEMENT OF
     ADDITIONAL INFORMATION......................36

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................37

APPENDIX B: CONDENSED FINANCIAL INFORMATION......39



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
SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
the lesser of purchase payments or
amount surrendered).............................5%(1)

(1) Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

     a)   10% of all purchase payments made to the contract; or

     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

     Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities.

ANNUAL CONTRACT
MAINTENANCE CHARGE.............................$30(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of daily net assets of the variable account.)

Mortality and Expense Risk Charges..............1.30%
     Total Variable Account Charges.............1.30%

(2) The Contract Maintenance Charge is deducted on each contract anniversary and on the date of surrender upon full surrender of the contract.

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate period noted above.

LOAN PROCESSING FEE

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee (see "Loan Privilege").


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
                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

--------------------------------------------------------------------------------------------------------------------
                                                          Management        Other         12b-1      Total Mutual
                                                             Fees         Expenses         Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A         0.33%          0.00%          0.35%          0.68%
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Trust - Class A                     0.33%          0.00%          0.35%          0.68%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund - Class A                                  0.38%          0.00%          0.30%          0.68%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Fund - Class A                       0.69%          0.00%          0.25%          0.94%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund - Class A                    0.75%          0.00%          0.23%          0.98%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities Fund - Class A                  0.42%          0.00%          0.19%          0.61%
--------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund - Class A                           0.44%          0.00%          0.30%          0.74%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund - Class A                              0.42%          0.00%          0.35%          0.77%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV - MFS(R) Money Market Fund           0.45%          0.00%          0.00%          0.45%
--------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Fund - Class A                          0.35%          0.00%          0.35%          0.70%
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Money Market Fund       0.39%          0.15%          0.00%          0.54%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

The Management Fees and Other Expenses are not currently subject to fee waivers or expense reimbursements.


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
EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects a 5% CDSC charge and variable account charges of 1.30% of the daily net assets of the variable account. The example reflects the Contract Maintenance In addition Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.


---------------------------------------------------------------------------------------------------------------------------
                                If you surrender your Contract If you do not surrender your  If you annuitize your Contract
                                 at the end of the applicable   Contract at the end of the   at the end of the applicable
                                         time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                                1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors           71     110    152     242      21    65     112     242      *     65     112     242
Growth Stock Fund - Class A
---------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Trust     71     110    152     242      21    65     112     242      *     65     112     242
- Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund - Class A        71     110    152     242      21    65     112     242      *     65     112     242
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Growth Fund       74     119    166     270      24    74     126     270      *     74     126     270
- Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Global Governments Fund    74     120    168     274      24    75     128     274      *     75     128     274
- Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Opportunities       70     108    149     234      20    63     109     234      *     63     109     234
Fund - Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) High Income Fund -         72     112    156     248      22    67     116     248      *     67     116     248
Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund -            72     113    157     251      22    68     117     251      *     68     117     251
Class A
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV - MFS(R)   69     103    140     217      19    58     100     217      *     58     100     217
Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Fund -        71     111    153     244      21    66     113     244      *     66     113     244
Class A
---------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account       70     106    145     227      20    61     105     227      *     61     105     227
Trust - Money Market Fund
---------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts.

The contracts can be categorized as:

     o    Non-Qualified Contracts;
     o    Individual Retirement Annuities;
     o    SEP IRAs;
     o    Tax Sheltered Annuities; or
     o    Qualified Plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
---------------------------------------------------------
Non-Qualified             $1,500              $0
---------------------------------------------------------
IRA                         $0                $0
---------------------------------------------------------
SEP IRA                     $0                $0
---------------------------------------------------------
Tax Sheltered               $0                $0
Annuity
---------------------------------------------------------
Qualified                   $0                $0
---------------------------------------------------------

CHARGES AND EXPENSES

Nationwide deducts a mortality and expense risk charge equal to an annual rate of 1.30% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide assesses a $30 Contract Maintenance Charge for each contract on every contract anniversary and on the date of surrender upon full surrender of the contract (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed the lesser of:

     (1)  5% of the amount surrendered; or

     (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Clarendon Insurance Agency, Inc., 200 Berkeley Street, Boston, Massachusetts, 02116, an affiliate of Massachusetts Financial Services Company.

TYPES OF CONTRACTS

The following is a general description of the types of annuity contracts, and is intended to provide only general information of the various types of contracts; it is not intended to be comprehensive. The eligibility requirements, tax benefits, limitations, and other features of these contracts differ one from the other.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within the statutory period.

Non-Qualified Annuity contracts that are owned by natural persons can defer the incidence of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

IRAs are contracts that are issued by insurance companies and satisfy the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from other IRAs, from Tax Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement that should have been received when the IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as for an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy the following requirements:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a qualified plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

MFS Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponds to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Accounts, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $30 Contract Maintenance Charge. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option at the time of the withdrawal as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.30% of the daily net assets of the variable account.

The mortality risk charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk charges also compensate Nationwide for risks assumed in connection with the death benefit.

The expense risk charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If these charges are insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC, as described below.

The CDSC will not exceed the lesser of:

     (1)  5% of the amount surrendered; or

     (2) 5% of the total of all purchase payments made within 8 years of the surrender date.

The CDSC is calculated by multiplying the applicable CDSC percentage by the lesser of the amount surrendered or the total of all purchase payments made within 8 years of the surrender request.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC is used to cover sales expenses, including commissions (maximum of 5.11% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty.

Waiver of Contingent Deferred Sales Charge

Starting with the second contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

Additionally, Nationwide will waive the CDSC on contracts purchased by:

o an officer, director, partner or employee of the general distributor, Clarendon Insurance Agency, Inc. (an affiliate of Massachusetts Financial Services Company); or

o an officer, director, partner or employee of any firm affiliated with Clarendon Insurance Agency, Inc.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;

     o    signed by the contract owner; and

     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o    joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
---------------------------------------------------------
Non-Qualified             $1,500              $0
---------------------------------------------------------
IRA                         $0                $0
---------------------------------------------------------
SEP IRA                     $0                $0
---------------------------------------------------------
Tax Sheltered               $0                $0
Annuity
---------------------------------------------------------
Qualified                   $0                $0
---------------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed on the following nationally recognized holidays:

o  New Year's Day               o  Independence Day
o  Martin Luther King, Jr. Day  o  Labor Day
o  Presidents' Day              o  Thanksgiving
o  Good Friday                  o  Christmas
o  Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account; and

     (2)  amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

   (a)  is:

        (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

        (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

   (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and


   (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.30% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2)  adding any interest earned on the amounts allocated.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocations reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)   the amount requested; or

     b)   the remaining contract value.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the remaining contract value.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING
                 VALUES       LOAN BALANCE ALLOWED
---------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------------------------------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------------------------------------------------

---------------------------------------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee will compensate Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o    the contract is surrendered;

     o    the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization; or

     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the NSAT Money Market Fund to any other underlying mutual fund. Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

A CDSC may apply to amounts taken through systematic withdrawals.

If a CDSC applies, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date; or

     2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Qualified Contracts, IRAs, SEP IRAs, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contact owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

For contracts issued on or after January 19, 1985, distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     1)   the total of all purchase payments, less any amounts surrendered; or

     2)   the contract value.

However, if the annuitization date is deferred beyond the annuitant's 75th birthday, the death benefit will be the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.

               Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be. The annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Internal Revenue Code.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the

Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans or Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit provisions of
Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Payments beginning on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the annuitant by the annuitant's life expectancy or the joint life expectancies of the annuitant and the annuitant's designated beneficiary (if the annuitant dies before the required beginning date) or the beneficiary under the selected annuity payment option (if the annuitant dies after the required beginning date), whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint life expectancies are computed by using return multiples contained in Section 1.72-9 of the Treasury Regulations.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAs

Distributions from an Individual Retirement Annuity or a SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age
               70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

     o    the type of contract purchased;

     o    the purposes for which the contract is purchased; and

     o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Annuity contracts are often purchased with the expectation that investment earnings will be taxable only upon withdrawal from the contract (tax-deferral). In some cases, tax-deferral may apply as a result of the type of contract purchased. In other cases, tax-deferral may apply, but only as a result of the contract being purchased by certain tax qualified or tax advantaged plans - such plans are typically permitted to purchase other investments besides annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o    IRAs;

o    SEP IRAs;

o    Tax Sheltered Annuities; and

o    "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, as defined in the Internal Revenue Code;

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or an IRA; or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

     o    the failure to diversify was accidental;

     o    the failure is corrected; and

     o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the Court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Clarendon Insurance Agency, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                           PAGE
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculations of Yield Quotations of Money Market Sub-Accounts.................2
Annuity Payments..............................................................2
Financial Statements..........................................................3

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income rather than current income return. To achieve this objective, it is the policy of the Fund to keep its assets invested, except for working cash balances, in the common stocks, or securities convertible into common stocks, of companies believed by the management to possess better-than-average prospects for long-term growth. Emphasis is placed on the selection of progressive, well-managed companies. The Fund's investment adviser is Massachusetts Financial Service Company.

MASSACHUSETTS INVESTORS TRUST - CLASS A

Investment Objective: To provide reasonable current income and long-term growth of capital and income. The Fund is believed to constitute a conservative medium for that portion of an investor's capital which he wishes to have invested in common stocks considered to be high or improving investment quality. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) BOND FUND - CLASS A

Investment Objective: To provide a high level of current income for distribution to investors as is believed to be consistent with prudent investment risk. An additional objective is to seek protection of investor's capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) EMERGING GROWTH FUND - CLASS A

Investment Objective: To seek long-term growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital. The Fund's investment adviser is Massachusetts Financial Service Company.

The contract owner may allocate to the Fund purchase payments (or contract value attributable to purchase payments) made on or after January 1, 1981.

MFS(R) GLOBAL GOVERNMENTS FUND - CLASS A

Investment Objective: To seek not only preservation, but also growth of capital, together with moderate current income through a professionally managed internationally diversified portfolio consisting primarily of debt securities and, to a lesser extent, equity securities. The Fund is designed for investors who wish to diversify their investments beyond the United States and who are prepared to accept the risks entailed in such investments which may be higher than those associated with certain U.S. investments. See "Special Considerations" section in the MFI-B Prospectus. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for capital appreciation. Dividend income, if any, is incidental to the objective of growth capital. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) HIGH INCOME FUND - CLASS A

Investment Objective: To seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by the Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the higher rating categories. Capital growth is a consideration incidental to the investment objective of high current income. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) RESEARCH FUND - CLASS A

Investment Objective: To provide long-term growth of capital and future income. As a secondary objective the Fund will attempt to provide more current dividend income than is normally obtainable from a portfolio of growth stocks only. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS SERIES TRUST IV - MFS(R) MONEY MARKET FUND

Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity. The Fund intends to invest in money market instruments, including United States government securities, obligations of the larger banks, prime commercial paper and high-grade, short-term corporate obligations. The Fund's investment adviser is Massachusetts Financial Service Company.

MFS(R) TOTAL RETURN FUND - CLASS A

Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Fund believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential. The Fund's investment adviser is Massachusetts Financial Service Company.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF") an indirect subsidiary of Nationwide Financial Services, Inc.

     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  251.811030        345.910511            37.37%                       0      1999
Investors Growth          --------------------------------------------------------------------------------------------
Stock Fund - Class A -         181.683346        251.811030            38.60%                       0      1998
Q                         --------------------------------------------------------------------------------------------
                               123.869113        181.683346            46.65%                       0      1997
                          --------------------------------------------------------------------------------------------
                               101.860531        123.869113            21.61%                       0      1996
                          --------------------------------------------------------------------------------------------
                                80.166185        101.860531            27.06%                       0      1995
                          --------------------------------------------------------------------------------------------
                                86.815888         80.166185            -7.66%                       0      1994
                          --------------------------------------------------------------------------------------------
                                76.611479         86.815888            13.32%                       0      1993
                          --------------------------------------------------------------------------------------------
                                72.701980         76.611479             5.38%                     582      1992
                          --------------------------------------------------------------------------------------------
                                49.712553         72.701980            46.24%                     583      1991
                          --------------------------------------------------------------------------------------------
                                52.714394         49.712553            -5.69%                     584      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  192.429178        264.338201            37.37%                     706      1999
Investors Growth          --------------------------------------------------------------------------------------------
Stock Fund - Class A -         138.838952        192.429178            38.60%                     825      1998
NQ                        --------------------------------------------------------------------------------------------
                                94.658415        138.838952            46.67%                     850      1997
                          --------------------------------------------------------------------------------------------
                                77.839871         94.658415            21.61%                     498      1996
                          --------------------------------------------------------------------------------------------
                                61.261465         77.839871            27.06%                   1,043      1995
                          --------------------------------------------------------------------------------------------
                                66.343035         61.261465            -7.66%                   1,043      1994
                          --------------------------------------------------------------------------------------------
                                58.545028         66.343035            13.32%                   2,615      1993
                          --------------------------------------------------------------------------------------------
                                55.557463         58.545028             5.38%                   2,874      1992
                          --------------------------------------------------------------------------------------------
                                37.989389         55.557463            46.24%                   3,000      1991
                          --------------------------------------------------------------------------------------------
                                40.283347         37.989389            -5.69%                   2,248      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  202.414393        277.213327            36.95%                 281,457      1999
Investors Growth          --------------------------------------------------------------------------------------------
Stock Fund - Class A -         146.486721        202.414393            38.18%                 280,157      1998
QS                        --------------------------------------------------------------------------------------------
                               100.175691        146.486721            46.23%                 289,531      1997
                          --------------------------------------------------------------------------------------------
                                82.628565        100.175691            21.24%                 297,134      1996
                          --------------------------------------------------------------------------------------------
                                65.227303         82.628565            26.68%                 333,893      1995
                          --------------------------------------------------------------------------------------------
                                70.852048         65.227303            -7.94%                 375,617      1994
                          --------------------------------------------------------------------------------------------
                                62.713932         70.852048            12.98%                 411,227      1993
                          --------------------------------------------------------------------------------------------
                                59.694705         62.713932             5.06%                 450,956      1992
                          --------------------------------------------------------------------------------------------
                                40.942088         59.694705            45.80%                 472,708      1991
                          --------------------------------------------------------------------------------------------
                                43.546733         40.942088            -5.98%                 457,230      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  171.758959        235.229678            36.95%                  98,328      1999
Investors Growth          --------------------------------------------------------------------------------------------
Stock Fund - Class A -         124.301472        171.758959            38.18%                  95,701      1998
NQS                       --------------------------------------------------------------------------------------------
                                85.004193        124.301472            46.23%                  88,204      1997
                          --------------------------------------------------------------------------------------------
                                70.114570         85.004193            21.24%                  86,801      1996
                          --------------------------------------------------------------------------------------------
                                55.348697         70.114570            26.68%                 102,114      1995
                          --------------------------------------------------------------------------------------------
                                60.121583         55.348697            -7.94%                 116,628      1994
                          --------------------------------------------------------------------------------------------
                                53.215976         60.121583            12.98%                 132,123      1993
                          --------------------------------------------------------------------------------------------
                                50.654002         53.215976             5.06%                 154,986      1992
                          --------------------------------------------------------------------------------------------
                                34.741451         50.654002            45.80%                 119,500      1991
                          --------------------------------------------------------------------------------------------
                                36.951616         34.741451            -5.98%                 124,361      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  187.109241        256.252391            36.95%                   3,994      1999
Investors Growth          --------------------------------------------------------------------------------------------
Stock Fund - Class A -         135.410415        187.109241            38.18%                   3,999      1998
NQS                       --------------------------------------------------------------------------------------------
(81-225)                        92.601102        135.410415            46.23%                   4,090      1997
                          --------------------------------------------------------------------------------------------
                                76.380777         92.601102            21.24%                   5,470      1996
                          --------------------------------------------------------------------------------------------
                                60.295273         76.380777            26.68%                   5,945      1995
                          --------------------------------------------------------------------------------------------
                                65.494712         60.295273            -7.94%                   2,505      1994
                          --------------------------------------------------------------------------------------------
                                57.971950         65.494712            12.98%                   3,382      1993
                          --------------------------------------------------------------------------------------------
                                55.181022         57.971950             5.06%                   7,430      1992
                          --------------------------------------------------------------------------------------------
                                37.846336         55.181022            45.80%                   6,225      1991
                          --------------------------------------------------------------------------------------------
                                40.254029         37.846336            -5.98%                   6,677      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  199.782164        211.541786             5.89%                       0      1999
Investors Trust - Class   --------------------------------------------------------------------------------------------
A - Q                          164.129808        199.782164            21.72%                       0      1998
                          --------------------------------------------------------------------------------------------
                               125.889283        164.129808            30.38%                      16      1997
                          --------------------------------------------------------------------------------------------
                               101.007177        125.889283            24.63%                      16      1996
                          --------------------------------------------------------------------------------------------
                                73.217470        101.007177            37.96%                      16      1995
                          --------------------------------------------------------------------------------------------
                                74.716077         73.217470            -2.01%                      17      1994
                          --------------------------------------------------------------------------------------------
                                68.591640         74.716077             8.93%                      17      1993
                          --------------------------------------------------------------------------------------------
                                64.520969         68.591640             6.31%                      17      1992
                          --------------------------------------------------------------------------------------------
                                51.047405         64.520969            26.39%                      17      1991
                          --------------------------------------------------------------------------------------------
                                51.615906         51.047405            -6.53%                      17      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  188.520679        199.617423             5.89%                     289      1999
Investors Trust - Class   --------------------------------------------------------------------------------------------
A - NQ                         154.878002        188.520679            21.72%                     289      1998
                          --------------------------------------------------------------------------------------------
                               118.793035        154.878002            30.38%                     289      1997
                          --------------------------------------------------------------------------------------------
                                95.313498        118.793035            24.63%                       0      1996
                          --------------------------------------------------------------------------------------------
                                69.090265         95.313498            37.96%                       0      1995
                          --------------------------------------------------------------------------------------------
                                70.504398         69.090265            -2.01%                       0      1994
                          --------------------------------------------------------------------------------------------
                                64.725197         70.504398             8.93%                      33      1993
                          --------------------------------------------------------------------------------------------
                                60.883987         64.725197             6.31%                      33      1992
                          --------------------------------------------------------------------------------------------
                                48.169920         60.883987            26.39%                       0      1991
                          --------------------------------------------------------------------------------------------
                                48.706376         48.169920            -1.10%                       0      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  159.361559        168.230713             5.57%                 235,642      1999
Investors Trust - Class   --------------------------------------------------------------------------------------------
A - QS                         131.320106        159.361559            21.35%                 278,446      1998
                          --------------------------------------------------------------------------------------------
                               101.029680        131.320106            29.98%                 312,848      1997
                          --------------------------------------------------------------------------------------------
                                81.308640        101.029680            24.25%                 331,572      1996
                          --------------------------------------------------------------------------------------------
                                59.116939         81.308640            37.54%                 350,277      1995
                          --------------------------------------------------------------------------------------------
                                60.509797         59.116939            -2.30%                 373,587      1994
                          --------------------------------------------------------------------------------------------
                                55.718475         60.509797             8.60%                 402,085      1993
                          --------------------------------------------------------------------------------------------
                                52.571200         55.718475             5.99%                 438,578      1992
                          --------------------------------------------------------------------------------------------
                                41.719131         52.571200            26.01%                 470,627      1991
                          --------------------------------------------------------------------------------------------
                                42.312382         41.719131            -1.40%                 447,641      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  142.985600        150.943364             5.57%                  63,779      1999
Investors Trust - Class   --------------------------------------------------------------------------------------------
A - NQS                        117.825672        142.985600            21.35%                  83,119      1998
                          --------------------------------------------------------------------------------------------
                                90.647891        117.825672            29.98%                 103,123      1997
                          --------------------------------------------------------------------------------------------
                                72.953374         90.647891            24.25%                  96,073      1996
                          --------------------------------------------------------------------------------------------
                                53.042089         72.953374            37.54%                 100,239      1995
                          --------------------------------------------------------------------------------------------
                                54.291825         53.042089            -2.30%                  87,519      1994
                          --------------------------------------------------------------------------------------------
                                49.992851         54.291825             8.60%                  95,048      1993
                          --------------------------------------------------------------------------------------------
                                47.168983         49.992851             5.99%                 107,558      1992
                          --------------------------------------------------------------------------------------------
                                37.432067         47.168983            26.01%                 390,819      1991
                          --------------------------------------------------------------------------------------------
                                37.964354         37.432067            -1.40%                 388,337      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Massachusetts                  151.908034        160.362369             5.57%                     982      1999
Investors Trust - Class   --------------------------------------------------------------------------------------------
A - NQS                        125.178102        151.908034            21.35%                   1,004      1998
(81-225)                  --------------------------------------------------------------------------------------------
                                96.304396        125.178102            29.98%                   1,827      1997
                          --------------------------------------------------------------------------------------------
                                77.505736         96.304396            24.25%                   2,037      1996
                          --------------------------------------------------------------------------------------------
                                56.351973         77.505736            37.54%                   2,696      1995
                          --------------------------------------------------------------------------------------------
                                57.679687         56.351973            -2.30%                   4,013      1994
                          --------------------------------------------------------------------------------------------
                                53.112457         57.679687             8.60%                   7,320      1993
                          --------------------------------------------------------------------------------------------
                                50.112374         53.112457             5.99%                   8,418      1992
                          --------------------------------------------------------------------------------------------
                                39.767862         50.112374            26.01%                   8,657      1991
                          --------------------------------------------------------------------------------------------
                                40.333366         39.767862            -1.40%                   8,698      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -              56.075022         54.419210            -2.95%                       0      1999
Class A - Q               --------------------------------------------------------------------------------------------
                                54.216028         56.075022             3.43%                       0      1998
                          --------------------------------------------------------------------------------------------
                                49.627094         54.216028             9.25%                       0      1997
                          --------------------------------------------------------------------------------------------
                                48.229836         49.627094             2.90%                       0      1996
                          --------------------------------------------------------------------------------------------
                                40.103391         48.229836            20.26%                       0      1995
                          --------------------------------------------------------------------------------------------
                                42.399834         40.103391            -5.42%                     254      1994
                          --------------------------------------------------------------------------------------------
                                37.614804         42.399834            12.72%                     255      1993
                          --------------------------------------------------------------------------------------------
                                35.745806         37.614804             5.23%                     255      1992
                          --------------------------------------------------------------------------------------------
                                30.588668         35.745806            16.86%                     256      1991
                          --------------------------------------------------------------------------------------------
                                28.810284         30.588668             6.17%                     261      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -              59.205904         57.457644            -2.95%                      56      1999
Class A - NQ              --------------------------------------------------------------------------------------------
                                57.243116         59.205904             3.43%                     342      1998
                          --------------------------------------------------------------------------------------------
                                52.397975         57.243116             9.25%                     595      1997
                          --------------------------------------------------------------------------------------------
                                50.922705         52.397975             2.90%                   3,321      1996
                          --------------------------------------------------------------------------------------------
                                42.342529         50.922705            20.26%                     596      1995
                          --------------------------------------------------------------------------------------------
                                44.767184         42.342529            -5.42%                     450      1994
                          --------------------------------------------------------------------------------------------
                                39.714988         44.767184            12.72%                   1,068      1993
                          --------------------------------------------------------------------------------------------
                                37.741633         39.714988             5.23%                   1,400      1992
                          --------------------------------------------------------------------------------------------
                                32.296567         37.741633            16.86%                   2,161      1991
                          --------------------------------------------------------------------------------------------
                                30.418889         32.296567             6.17%                   2,290      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -              50.471558         48.832757            -3.25%                 296,161      1999
Class A - QS              --------------------------------------------------------------------------------------------
                                48.946623         50.471558             3.12%                 402,734      1998
                          --------------------------------------------------------------------------------------------
                                44.939826         48.946623             8.92%                 453,678      1997
                          --------------------------------------------------------------------------------------------
                                43.808005         44.939826             2.58%                 509,516      1996
                          --------------------------------------------------------------------------------------------
                                36.536936         43.808005            19.90%                 613,426      1995
                          --------------------------------------------------------------------------------------------
                                38.746280         36.536936            -5.70%                 715,452      1994
                          --------------------------------------------------------------------------------------------
                                34.477915         38.746280            12.38%                 873,520      1993
                          --------------------------------------------------------------------------------------------
                                32.864457         34.477915             4.91%               1,019,209      1992
                          --------------------------------------------------------------------------------------------
                                28.208302         32.864457            16.51%               1,231,635      1991
                          --------------------------------------------------------------------------------------------
                                26.649337         28.208302             5.85%               1,282,139      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -              50.430297         48.792845            -3.25%                 124,805      1999
Class A - NQS             --------------------------------------------------------------------------------------------
                                48.906597         50.430297             3.12%                 144,138      1998
                          --------------------------------------------------------------------------------------------
                                44.903088         48.906597             8.92%                 147,342      1997
                          --------------------------------------------------------------------------------------------
                                43.772192         44.903088             2.58%                 208,403      1996
                          --------------------------------------------------------------------------------------------
                                36.507070         43.772192            19.90%                 267,129      1995
                          --------------------------------------------------------------------------------------------
                                38.714601         36.507070            -5.70%                 278,445      1994
                          --------------------------------------------------------------------------------------------
                                34.449725         38.714601            12.38%                 341,506      1993
                          --------------------------------------------------------------------------------------------
                                32.837584         34.449725             4.91%                 395,096      1992
                          --------------------------------------------------------------------------------------------
                                28.185248         32.837584            16.51%                 416,135      1991
                          --------------------------------------------------------------------------------------------
                                26.627561         28.185248             5.85%                 423,448      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Bond Fund -              50.627514         48.983649            -3.25%                     784      1999
Class A - NQS             --------------------------------------------------------------------------------------------
(81-225)                        49.097863         50.627514             3.12%                     786      1998
                          --------------------------------------------------------------------------------------------
                                45.078692         49.097863             8.92%                     789      1997
                          --------------------------------------------------------------------------------------------
                                43.943375         45.078692             2.58%                   1,597      1996
                          --------------------------------------------------------------------------------------------
                                36.649839         43.943375            19.90%                   4,145      1995
                          --------------------------------------------------------------------------------------------
                                38.865999         36.649839            -5.70%                   4,892      1994
                          --------------------------------------------------------------------------------------------
                                34.584435         38.865999            12.38%                  10,550      1993
                          --------------------------------------------------------------------------------------------
                                32.965982         34.584435             4.91%                  10,644      1992
                          --------------------------------------------------------------------------------------------
                                28.295444         32.965982            16.51%                  13,375      1991
                          --------------------------------------------------------------------------------------------
                                26.731671         28.295444             5.85%                  13,709      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging                 50.131190         74.260820            48.13%                 276,955      1999
Growth Fund - Class       --------------------------------------------------------------------------------------------
A - QS                          40.798757         50.131190            22.87%                 320,469      1998
                          --------------------------------------------------------------------------------------------
                                34.264981         40.798757            19.07%                 385,073      1997
                          --------------------------------------------------------------------------------------------
                                30.247061         34.264981            13.28%                 437,204      1996
                          --------------------------------------------------------------------------------------------
                                21.706658         30.247061            39.34%                 424,049      1995
                          --------------------------------------------------------------------------------------------
                                20.977470         21.706658             3.48%                 400,564      1994
                          --------------------------------------------------------------------------------------------
                                16.755110         20.977490            25.20%                 285,804      1993
                          --------------------------------------------------------------------------------------------
                                15.782125         16.755110             6.17%                 288,500      1992
                          --------------------------------------------------------------------------------------------
                                 9.396802         15.782125            67.95%                 222,326      1991
                          --------------------------------------------------------------------------------------------
                                10.753988          9.396802           -12.62%                 112,582      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Emerging                 50.131190         74.260820            48.13%                       0      1999
Growth Fund - Class       --------------------------------------------------------------------------------------------
A - NQS                         40.798757         50.131190            22.87%                     779      1998
(81-225)                  --------------------------------------------------------------------------------------------
                                34.264981         40.798757            19.07%                     674      1997
                          --------------------------------------------------------------------------------------------
                                30.247061         34.264981            13.28%                     675      1996
                          --------------------------------------------------------------------------------------------
                                21.706658         30.247061            39.34%                     474      1995
                          --------------------------------------------------------------------------------------------
                                20.977490         21.706658             3.48%                     474      1994
                          --------------------------------------------------------------------------------------------
                                16.755110         20.977490            25.20%                   1,237      1993
                          --------------------------------------------------------------------------------------------
                                15.782125         16.755110             6.17%                     762      1992
                          --------------------------------------------------------------------------------------------
                                 9.396802         15.782125            67.95%                   1,140      1991
                          --------------------------------------------------------------------------------------------
                                10.753988          9.396802           -12.62%                       0      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Global                   51.773614         49.309941            -4.76%                  63,386      1999
Governments Fund -        --------------------------------------------------------------------------------------------
Class A - QS                    50.368842         51.773614             2.79%                  85,861      1998
                          --------------------------------------------------------------------------------------------
                                50.880072         50.368842            -1.00%                 115,417      1997
                          --------------------------------------------------------------------------------------------
                                48.914346         50.880072             4.02%                 143,438      1996
                          --------------------------------------------------------------------------------------------
                                42.911877         48.914346            13.99%                 184,796      1995
                          --------------------------------------------------------------------------------------------
                                46.532702         42.911877            -7.78%                 229,107      1994
                          --------------------------------------------------------------------------------------------
                                39.821939         46.532702            16.85%                 272,388      1993
                          --------------------------------------------------------------------------------------------
                                39.811131         39.821939             0.03%                 260,769      1992
                          --------------------------------------------------------------------------------------------
                                35.563134         39.811131            11.94%                 271,803      1991
                          --------------------------------------------------------------------------------------------
                                30.561450         35.563134            16.37%                 315,655      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Global                   50.475906         48.073994            -4.76%                   8,381      1999
Governments Fund -        --------------------------------------------------------------------------------------------
Class A - NQS                   49.106357         50.475906             2.79%                  16,423      1998
                          --------------------------------------------------------------------------------------------
                                49.604787         49.106357            -1.00%                  15,550      1997
                          --------------------------------------------------------------------------------------------
                                47.688325         49.604787             4.02%                  22,367      1996
                          --------------------------------------------------------------------------------------------
                                41.836304         47.688325            13.99%                  36,927      1995
                          --------------------------------------------------------------------------------------------
                                45.366368         41.836304            -7.78%                  44,619      1994
                          --------------------------------------------------------------------------------------------
                                38.823817         45.366368            16.85%                  57,120      1993
                          --------------------------------------------------------------------------------------------
                                38.813287         38.823817             0.03%                  42,828      1992
                          --------------------------------------------------------------------------------------------
                                34.671762         38.813287            11.94%                  35,166      1991
                          --------------------------------------------------------------------------------------------
                                29.795448         34.671762            16.37%                  54,896      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Global                   51.693122         49.233289            -4.76%                     367      1999
Governments Fund -        --------------------------------------------------------------------------------------------
Class A - NQS                   50.290543         51.693122             2.79%                     709      1998
(81-225)                  --------------------------------------------------------------------------------------------
                                50.800980         50.290543            -1.00%                     666      1997
                          --------------------------------------------------------------------------------------------
                                48.838310         50.800980             4.02%                   1,811      1996
                          --------------------------------------------------------------------------------------------
                                42.845163         48.838310            13.99%                   2,763      1995
                          --------------------------------------------------------------------------------------------
                                46.460353         42.845163            -7.78%                   3,284      1994
                          --------------------------------------------------------------------------------------------
                                39.760030         46.460353            16.85%                   3,684      1993
                          --------------------------------------------------------------------------------------------
                                39.749239         39.760030             0.03%                   4,274      1992
                          --------------------------------------------------------------------------------------------
                                35.507853         39.749239            11.94%                   5,904      1991
                          --------------------------------------------------------------------------------------------
                                30.513949         35.507853            16.37%                   7,450      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                  265.137821        348.647800            31.50%                       0      1999
Opportunities Fund -      --------------------------------------------------------------------------------------------
Class A - Q                    207.334157        265.137821            27.88%                       0      1998
                          --------------------------------------------------------------------------------------------
                               169.873726        207.334157            22.05%                       0      1997
                          --------------------------------------------------------------------------------------------
                               140.810582        169.873726            20.64%                       0      1996
                          --------------------------------------------------------------------------------------------
                               105.450698        140.810582            33.15%                       0      1995
                          --------------------------------------------------------------------------------------------
                               111.450698        105.450698            -5.11%                       0      1994
                          --------------------------------------------------------------------------------------------
                                96.886717        111.450698            15.03%                       0      1993
                          --------------------------------------------------------------------------------------------
                                90.866062         96.886717             6.63%                      59      1992
                          --------------------------------------------------------------------------------------------
                                74.980776         90.866062            21.19%                      60      1991
                          --------------------------------------------------------------------------------------------
                                79.192602         74.980776            -5.32%                      60      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                  194.984157        256.397950            31.50%                   1,102      1999
Opportunities Fund -      --------------------------------------------------------------------------------------------
Class A - NQ                   152.474948        194.984157            27.88%                     830      1998
                          --------------------------------------------------------------------------------------------
                               124.926291        152.474948            22.05%                   1,008      1997
                          --------------------------------------------------------------------------------------------
                               103.553065        124.926291            20.64%                   2,724      1996
                          --------------------------------------------------------------------------------------------
                                77.773322        103.553065            33.15%                   2,642      1995
                          --------------------------------------------------------------------------------------------
                                81.961605         77.773322            -5.11%                   2,807      1994
                          --------------------------------------------------------------------------------------------
                                71.251149         81.961605            15.03%                   2,923      1993
                          --------------------------------------------------------------------------------------------
                                66.823526         71.251149             6.63%                   3,217      1992
                          --------------------------------------------------------------------------------------------
                                55.141372         66.823526            21.19%                   3,285      1991
                          --------------------------------------------------------------------------------------------
                                58.238773         55.141372            -5.32%                   3,209      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                  180.233377        236.283783            31.10%                 540,025      1999
Opportunities Fund -      --------------------------------------------------------------------------------------------
Class A - QS                   141.368069        180.233377            27.49%                 633,469      1998
                          --------------------------------------------------------------------------------------------
                               116.177967        141.368069            21.68%                 732,936      1997
                          --------------------------------------------------------------------------------------------
                                96.595726        116.177967            20.27%                 822,246      1996
                          --------------------------------------------------------------------------------------------
                                72.767772         96.595725            32.75%                 920,477      1995
                          --------------------------------------------------------------------------------------------
                                76.918993         72.767772            -5.40%               1,029,309      1994
                          --------------------------------------------------------------------------------------------
                                67.070484         76.918993            14.68%               1,187,377      1993
                          --------------------------------------------------------------------------------------------
                                63.094003         67.070484             6.30%               1,351,519      1992
                          --------------------------------------------------------------------------------------------
                                52.221717         63.094003            20.82%               1,533,160      1991
                          --------------------------------------------------------------------------------------------
                                55.323366         52.221717            -5.61%               1,718,069      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                  153.097965        200.709590            31.10%                 114,789      1999
Opportunities Fund -      --------------------------------------------------------------------------------------------
Class A - NQS                  120.084102        153.097965            27.49%                 152,136      1998
                          --------------------------------------------------------------------------------------------
                                98.686554        120.084102            21.68%                 172,812      1997
                          --------------------------------------------------------------------------------------------
                                82.052560         98.686554            20.27%                 182,479      1996
                          --------------------------------------------------------------------------------------------
                                61.812074         82.052560            32.75%                 206,611      1995
                          --------------------------------------------------------------------------------------------
                                65.338300         61.812074            -5.40%                 214,829      1994
                          --------------------------------------------------------------------------------------------
                                56.972537         65.338300            14.68%                 241,558      1993
                          --------------------------------------------------------------------------------------------
                                53.594751         56.972537             6.30%                 284,420      1992
                          --------------------------------------------------------------------------------------------
                                44.359372         53.594751            20.82%                 319,081      1991
                          --------------------------------------------------------------------------------------------
                                46.994048         44.359372            -5.61%                 322,668      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Growth                  168.926385        221.460448            31.10%                   9,598      1999
Opportunities Fund -      --------------------------------------------------------------------------------------------
Class A - NQS                  132.499304        168.926385            27.49%                  11,929      1998
(81-225)                  --------------------------------------------------------------------------------------------
                               108.889502        132.499304            21.68%                  12,840      1997
                          --------------------------------------------------------------------------------------------
                                90.535764        108.889502            20.27%                  14,732      1996
                          --------------------------------------------------------------------------------------------
                                68.202665         90.535764            32.75%                  15,064      1995
                          --------------------------------------------------------------------------------------------
                                72.093454         68.202665            -5.40%                  16,083      1994
                          --------------------------------------------------------------------------------------------
                                62.862782         72.093454            14.68%                  20,590      1993
                          --------------------------------------------------------------------------------------------
                                59.135771         62.862782             6.30%                  23,039      1992
                          --------------------------------------------------------------------------------------------
                                48.945558         59.135771            20.82%                  26,387      1991
                          --------------------------------------------------------------------------------------------
                                51.852634         48.945558            -5.61%                  32,466      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              71.596334         75.842999             5.93%                       0      1999
Fund - Class A - Q        --------------------------------------------------------------------------------------------
                                71.581692         71.596334             0.02%                       0      1998
                          --------------------------------------------------------------------------------------------
                                64.068571         71.581692            11.73%                       0      1997
                          --------------------------------------------------------------------------------------------
                                57.498253         64.068571            11.43%                       0      1996
                          --------------------------------------------------------------------------------------------
                                49.574586         57.498253            15.98%                       0      1995
                          --------------------------------------------------------------------------------------------
                                51.425517         49.574586            -3.60%                       0      1994
                          --------------------------------------------------------------------------------------------
                                43.507773         51.425517            18.20%                       0      1993
                          --------------------------------------------------------------------------------------------
                                37.547955         43.507773            15.87%                       0      1992
                          --------------------------------------------------------------------------------------------
                                25.471529         37.547955            47.41%                       0      1991
                          --------------------------------------------------------------------------------------------
                                30.899937         25.471529           -17.57%                       0      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              72.060325         76.334509             5.93%                     217      1999
Fund - Class A - NQ       --------------------------------------------------------------------------------------------
                                72.045586         72.060325             0.02%                     217      1998
                          --------------------------------------------------------------------------------------------
                                64.483775         72.045586            11.73%                     358      1997
                          --------------------------------------------------------------------------------------------
                                57.870879         64.483775            11.43%                     358      1996
                          --------------------------------------------------------------------------------------------
                                49.895862         57.870879            15.98%                     359      1995
                          --------------------------------------------------------------------------------------------
                                51.758789         49.895862            -3.60%                     359      1994
                          --------------------------------------------------------------------------------------------
                                43.789729         51.758789            18.20%                     721      1993
                          --------------------------------------------------------------------------------------------
                                37.791286         43.789729            15.87%                     360      1992
                          --------------------------------------------------------------------------------------------
                                25.636591         37.791286            47.41%                     360      1991
                          --------------------------------------------------------------------------------------------
                                31.100170         25.636591           -17.57%                     697      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              62.788270         66.310941             5.61%                 214,222      1999
Fund - Class A - QS       --------------------------------------------------------------------------------------------
                                62.966234         62.788270            -0.28%                 279,479      1998
                          --------------------------------------------------------------------------------------------
                                56.528677         62.966234            11.39%                 332,136      1997
                          --------------------------------------------------------------------------------------------
                                50.886631         56.528677            11.09%                 408,255      1996
                          --------------------------------------------------------------------------------------------
                                44.007083         50.886631            15.63%                 488,470      1995
                          --------------------------------------------------------------------------------------------
                                45.788518         44.007083            -3.89%                 561,209      1994
                          --------------------------------------------------------------------------------------------
                                38.856280         45.788518            17.84%                 709,698      1993
                          --------------------------------------------------------------------------------------------
                                33.635599         38.856280            15.52%                 764,118      1992
                          --------------------------------------------------------------------------------------------
                                22.886614         33.635599            46.97%                 797,975      1991
                          --------------------------------------------------------------------------------------------
                                27.848883         22.886614           -17.82%                 914,811      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              61.835712         65.304939             5.61%                  91,528      1999
Fund - Class A - NQS      --------------------------------------------------------------------------------------------
                                62.010978         61.835712            -0.28%                 119,105      1998
                          --------------------------------------------------------------------------------------------
                                55.671087         62.010978            11.39%                 154,453      1997
                          --------------------------------------------------------------------------------------------
                                50.114634         55.671087            11.09%                 176,997      1996
                          --------------------------------------------------------------------------------------------
                                43.339456         50.114634            15.63%                 188,820      1995
                          --------------------------------------------------------------------------------------------
                                45.093866         43.339456            -3.89%                 200,368      1994
                          --------------------------------------------------------------------------------------------
                                38.266802         45.093866            17.84%                 252,674      1993
                          --------------------------------------------------------------------------------------------
                                33.125330         38.266802            15.52%                 263,452      1992
                          --------------------------------------------------------------------------------------------
                                22.539408         33.125330            46.97%                 268,775      1991
                          --------------------------------------------------------------------------------------------
                                27.426394         22.539408           -17.82%                 301,912      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) High Income              62.788270         66.310941             5.61%                   4,190      1999
Fund - Class A - NQS      --------------------------------------------------------------------------------------------
(81-225)                        62.966234         62.788270            -0.28%                   4,449      1998
                          --------------------------------------------------------------------------------------------
                                56.528677         62.966234            11.39%                   4,996      1997
                          --------------------------------------------------------------------------------------------
                                50.886631         56.528677            11.09%                   6,379      1996
                          --------------------------------------------------------------------------------------------
                                44.007083         50.886631            15.63%                   6,442      1995
                          --------------------------------------------------------------------------------------------
                                45.788518         44.007083            -3.89%                   6,622      1994
                          --------------------------------------------------------------------------------------------
                                38.856280         45.788518            17.84%                   9,385      1993
                          --------------------------------------------------------------------------------------------
                                33.635599         38.856280            15.52%                   9,545      1992
                          --------------------------------------------------------------------------------------------
                                22.886614         33.635599            46.97%                   9,353      1991
                          --------------------------------------------------------------------------------------------
                                27.848883         22.886614           -17.82%                  10,384      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund           225.478933        276.393850            22.58%                       0      1999
- Class A - Q             --------------------------------------------------------------------------------------------
                               185.283325        225.478933            21.69%                       0      1998
                          --------------------------------------------------------------------------------------------
                               155.285363        185.283325            19.32%                       0      1997
                          --------------------------------------------------------------------------------------------
                               126.019031        155.285363            23.22%                       0      1996
                          --------------------------------------------------------------------------------------------
                                91.844201        126.019031            37.21%                       0      1995
                          --------------------------------------------------------------------------------------------
                                92.760008         91.844201            -0.99%                       0      1994
                          --------------------------------------------------------------------------------------------
                                77.006871         92.760008            20.46%                       0      1993
                          --------------------------------------------------------------------------------------------
                                69.993098         77.006871            32.53%                       0      1992
                          --------------------------------------------------------------------------------------------
                                53.307836         69.993098            44.46%                       0      1991
                          --------------------------------------------------------------------------------------------
                                57.290901         53.307836            -6.95%                       0      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund           180.672640        221.469939            22.58%                     434      1999
- Class A - NQ            --------------------------------------------------------------------------------------------
                               148.464541        180.672640            21.69%                     390      1998
                          --------------------------------------------------------------------------------------------
                               124.427653        148.464541            19.32%                     390      1997
                          --------------------------------------------------------------------------------------------
                               100.977005        124.427653            23.22%                     110      1996
                          --------------------------------------------------------------------------------------------
                                73.593263        100.977005            37.21%                     599      1995
                          --------------------------------------------------------------------------------------------
                                74.327082         73.593263            -0.99%                     599      1994
                          --------------------------------------------------------------------------------------------
                                61.704356         74.327082            20.46%                     807      1993
                          --------------------------------------------------------------------------------------------
                                56.084333         61.704356            32.53%                     600      1992
                          --------------------------------------------------------------------------------------------
                                42.714695         56.084333            44.46%                     660      1991
                          --------------------------------------------------------------------------------------------
                                45.906255         42.714695            -6.95%                     663      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund           177.325237        216.708566            22.21%                 186,365      1999
- Class A - QS            --------------------------------------------------------------------------------------------
                               146.156474        177.325237            21.33%                 225,728      1998
                          --------------------------------------------------------------------------------------------
                               122.865333        146.156474            18.96%                 265,836      1997
                          --------------------------------------------------------------------------------------------
                               100.013750        122.865333            22.85%                 283,320      1996
                          --------------------------------------------------------------------------------------------
                                73.111959        100.013750            36.80%                 270,229      1995
                          --------------------------------------------------------------------------------------------
                                74.064821         73.111959            -1.29%                 285,624      1994
                          --------------------------------------------------------------------------------------------
                                61.673295         74.064821            20.09%                 262,270      1993
                          --------------------------------------------------------------------------------------------
                                56.226647         61.673295             9.69%                 278,528      1992
                          --------------------------------------------------------------------------------------------
                                42.952906         56.226647            30.90%                 308,259      1991
                          --------------------------------------------------------------------------------------------
                                46.303111         42.952906            -7.24%                 341,148      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund           154.941343        189.3532857           22.21%                  62,991      1999
- Class A - NQS           --------------------------------------------------------------------------------------------
                               127.707031        154.941343            21.33%                  81,260      1998
                          --------------------------------------------------------------------------------------------
                               107.355935        127.707031            18.96%                  93,659      1997
                          --------------------------------------------------------------------------------------------
                                87.388917        107.355935            22.85%                 105,263      1996
                          --------------------------------------------------------------------------------------------
                                63.882963         87.388917            36.80%                 100,973      1995
                          --------------------------------------------------------------------------------------------
                                64.715547         63.882963            -1.29%                  97,012      1994
                          --------------------------------------------------------------------------------------------
                                53.888228         64.715547            20.09%                  87,152      1993
                          --------------------------------------------------------------------------------------------
                                49.129110         53.888228             9.69%                  77,535      1992
                          --------------------------------------------------------------------------------------------
                                37.530937         49.129110            30.90%                  81,372      1991
                          --------------------------------------------------------------------------------------------
                                40.458230         37.530937            -7.24%                  87,510      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Research Fund           175.255390        214.179022            22.21%                   1,216      1999
- Class A - NQS           --------------------------------------------------------------------------------------------
(81-225)                       144.450450        175.255390            21.33%                   1,280      1998
                          --------------------------------------------------------------------------------------------
                               121.431177        144.450450            18.96%                   1,318      1997
                          --------------------------------------------------------------------------------------------
                                98.846334        121.431177            22.85%                   1,676      1996
                          --------------------------------------------------------------------------------------------
                                72.258548         98.846334            36.80%                   1,591      1995
                          --------------------------------------------------------------------------------------------
                                73.200301         72.258548            -1.29%                   1,727      1994
                          --------------------------------------------------------------------------------------------
                                60.953415         73.200301            20.09%                   1,975      1993
                          --------------------------------------------------------------------------------------------
                                55.570339         60.953415             9.69%                   1,996      1992
                          --------------------------------------------------------------------------------------------
                                42.451540         55.570339            30.90%                   2,041      1991
                          --------------------------------------------------------------------------------------------
                                45.762638         42.451540            -7.24%                   5,210      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV          37.041140         38.386185             3.63%                       0      1999
- MFS(R) Money            --------------------------------------------------------------------------------------------
Market Fund - Q*                35.649000         37.041140             3.91%                       0      1998
                          --------------------------------------------------------------------------------------------
                                34.325389         35.649000             3.86%                       0      1997
                          --------------------------------------------------------------------------------------------
                                33.101565         34.325389             3.70%                       0      1996
                          --------------------------------------------------------------------------------------------
                                31.765828         33.101565             4.20%                       0      1995
                          --------------------------------------------------------------------------------------------
                                30.994333         31.765828             2.49%                       0      1994
                          --------------------------------------------------------------------------------------------
                                30.575287         30.994333             1.37%                       0      1993
                          --------------------------------------------------------------------------------------------
                                29.974326         30.575287             2.00%                       0      1992
                          --------------------------------------------------------------------------------------------
                                28.674122         29.974326             4.53%                       0      1991
                          --------------------------------------------------------------------------------------------
                                26.882238         28.674122             6.67%                       0      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV          38.008785         39.388969             3.63%                   1,494      1999
- MFS(R) Money            --------------------------------------------------------------------------------------------
Market Fund - NQ*               36.580276         38.008785             3.91%                   6,827      1998
                          --------------------------------------------------------------------------------------------
                                35.222087         36.580276             3.86%                   6,828      1997
                          --------------------------------------------------------------------------------------------
                                33.966291         35.222087             3.70%                   4,058      1996
                          --------------------------------------------------------------------------------------------
                                32.595660         33.966291             4.20%                   5,703      1995
                          --------------------------------------------------------------------------------------------
                                31.804010         32.595660             2.49%                   8,788      1994
                          --------------------------------------------------------------------------------------------
                                31.374016         31.804010             1.37%                  10,894      1993
                          --------------------------------------------------------------------------------------------
                                30.757355         31.374016             2.00%                  21,348      1992
                          --------------------------------------------------------------------------------------------
                                29.423184         30.757355             4.53%                  22,044      1991
                          --------------------------------------------------------------------------------------------
                                27.584489         29.423184             6.67%                  34,393      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV          32.218020         33.286752             3.32%                 836,061      1999
- MFS(R) Money            --------------------------------------------------------------------------------------------
Market Fund - QS*               31.101395         32.218020             3.59%               1,006,298      1998
                          --------------------------------------------------------------------------------------------
                                30.037656         31.101395             3.54%               1,143,756      1997
                          --------------------------------------------------------------------------------------------
                                29.055232         30.037656             3.38%               1,343,440      1996
                          --------------------------------------------------------------------------------------------
                                27.967294         29.055232             3.89%               1,630,393      1995
                          --------------------------------------------------------------------------------------------
                                27.370768         27.967294             2.18%               2,012,165      1994
                          --------------------------------------------------------------------------------------------
                                27.082782         27.370768             1.06%               2,386,518      1993
                          --------------------------------------------------------------------------------------------
                                26.631168         27.082782             1.70%               3,346,894      1992
                          --------------------------------------------------------------------------------------------
                                25.553415         26.631168             4.22%               4,316,381      1991
                          --------------------------------------------------------------------------------------------
                                24.029764         25.553415             6.34%               5,619,586      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Series Trust IV          32.240409         33.309883             3.32%                 499,340      1999
- MFS(R) Money            --------------------------------------------------------------------------------------------
Market Fund - NQS*              31.123008         32.240409             3.59%                 568,052      1998
                          --------------------------------------------------------------------------------------------
                                30.058530         31.123008             3.54%                 556,766      1997
                          --------------------------------------------------------------------------------------------
                                29.075421         30.058530             3.38%                 615,505      1996
                          --------------------------------------------------------------------------------------------
                                27.986728         29.075421             3.89%                 597,925      1995
                          --------------------------------------------------------------------------------------------
                                27.389788         27.986728             2.18%                 823,383      1994
                          --------------------------------------------------------------------------------------------
                                27.101602         27.389788             1.06%                 962,484      1993
                          --------------------------------------------------------------------------------------------
                                26.649674         27.101602             1.70%               1,251,049      1992
                          --------------------------------------------------------------------------------------------
                                25.571172         26.649674             4.22%               1,661,279      1991
                          --------------------------------------------------------------------------------------------
                                24.046461         25.571172             6.34%               2,007,134      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            119.502472        121.008100             1.26%                       0      1999
Fund - Class A - Q        --------------------------------------------------------------------------------------------
                               108.143295        119.502472            10.50%                       0      1998
                          --------------------------------------------------------------------------------------------
                                90.602325        108.143295            19.36%                     131      1997
                          --------------------------------------------------------------------------------------------
                                79.840336         90.602325            13.48%                     131      1996
                          --------------------------------------------------------------------------------------------
                                63.581031         79.840336            25.57%                     131      1995
                          --------------------------------------------------------------------------------------------
                                65.964662         63.581031            -3.61%                     132      1994
                          --------------------------------------------------------------------------------------------
                                57.871052         65.964662            13.99%                     132      1993
                          --------------------------------------------------------------------------------------------
                                53.108093         57.871052             8.97%                     132      1992
                          --------------------------------------------------------------------------------------------
                                44.107591         53.108093            20.41%                     132      1991
                          --------------------------------------------------------------------------------------------
                                45.615581         44.107591            -2.32%                     133      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            117.432831        118.912382             1.26%                       0      1999
Fund - Class A - NQ       --------------------------------------------------------------------------------------------
                               106.270381        117.432831            10.50%                     146      1998
                          --------------------------------------------------------------------------------------------
                                89.033201        106.270381            19.36%                       0      1997
                          --------------------------------------------------------------------------------------------
                                78.457598         89.033201            13.48%                       0      1996
                          --------------------------------------------------------------------------------------------
                                62.479885         78.457598            25.57%                      87      1995
                          --------------------------------------------------------------------------------------------
                                64.822235         62.479885            -3.61%                      87      1994
                          --------------------------------------------------------------------------------------------
                                56.868802         64.822235            13.99%                     317      1993
                          --------------------------------------------------------------------------------------------
                                52.188320         56.868802             8.97%                     712      1992
                          --------------------------------------------------------------------------------------------
                                43.343699         52.188320            20.41%                     534      1991
                          --------------------------------------------------------------------------------------------
                                44.825581         43.343699            -3.31%                     535      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            108.882919        109.920643             0.95%                 359,370      1999
Fund - Class A - QS       --------------------------------------------------------------------------------------------
                                98.832664        108.882919            10.17%                 465,417      1998
                          --------------------------------------------------------------------------------------------
                                83.053566         98.832664            19.00%                 570,631      1997
                          --------------------------------------------------------------------------------------------
                                73.411912         83.053566            13.13%                 671,118      1996
                          --------------------------------------------------------------------------------------------
                                58.638949         73.411912            25.19%                 782,272      1995
                          --------------------------------------------------------------------------------------------
                                61.021714         58.638949            -3.90%                 902,191      1994
                          --------------------------------------------------------------------------------------------
                                53.697197         61.021714            13.64%                 998,970      1993
                          --------------------------------------------------------------------------------------------
                                49.427627         53.697197             8.64%                 977,013      1992
                          --------------------------------------------------------------------------------------------
                                41.175343         49.427627            20.04%                 950,358      1991
                          --------------------------------------------------------------------------------------------
                                42.712979         41.175343            -3.60%                 942,653      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            105.395033        106.399516             0.95%                 109,211      1999
Fund - Class A - NQS      --------------------------------------------------------------------------------------------
                                95.666722        105.395033            10.17%                 127,066      1998
                          --------------------------------------------------------------------------------------------
                                80.393080         95.666722            19.00%                 145,316      1997
                          --------------------------------------------------------------------------------------------
                                71.060281         80.393080            13.13%                 167,776      1996
                          --------------------------------------------------------------------------------------------
                                56.760546         71.060281            25.19%                 199,257      1995
                          --------------------------------------------------------------------------------------------
                                59.066983         56.760546            -3.90%                 224,713      1994
                          --------------------------------------------------------------------------------------------
                                51.977095         59.066983            13.64%                 272,164      1993
                          --------------------------------------------------------------------------------------------
                                47.844295         51.977095             8.64%                 229,777      1992
                          --------------------------------------------------------------------------------------------
                                39.856354         47.844295            20.04%                 216,586      1991
                          --------------------------------------------------------------------------------------------
                                41.344744         39.856354            -3.60%                 234,543      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return            107.823630        108.851257             0.95%                   1,014      1999
Fund - Class A - NQS      --------------------------------------------------------------------------------------------
(81-225)                        97.871152        107.823630            10.17%                   1,118      1998
                          --------------------------------------------------------------------------------------------
                                82.245565         97.871152            19.00%                     805      1997
                          --------------------------------------------------------------------------------------------
                                72.697711         82.245565            13.13%                   1,979      1996
                          --------------------------------------------------------------------------------------------
                                58.068470         72.697711            25.19%                   1,863      1995
                          --------------------------------------------------------------------------------------------
                                60.428053         58.068470            -3.90%                   2,258      1994
                          --------------------------------------------------------------------------------------------
                                53.174791         60.428053            13.64%                   3,580      1993
                          --------------------------------------------------------------------------------------------
                                48.946754         53.174791             8.64%                   3,681      1992
                          --------------------------------------------------------------------------------------------
                                40.774760         48.946754            20.04%                   2,990      1991
                          --------------------------------------------------------------------------------------------
                                42.297442         40.774760            -3.60%                   3,950      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Nationwide Separate             24.593912         25.451018             3.49%                  20,531      1999
Account Trust -           --------------------------------------------------------------------------------------------
Money Market Fund -             23.669908         24.593912             3.90%                  32,830      1998
QS**                      --------------------------------------------------------------------------------------------
                                22.783414         23.669908             3.89%                  41,782      1997
                          --------------------------------------------------------------------------------------------
                                21.961256         22.783414             3.74%                  55,730      1996
                          --------------------------------------------------------------------------------------------
                                21.058716         21.961256             4.29%                  60,928      1995
                          --------------------------------------------------------------------------------------------
                                20.538004         21.058716             2.54%                  72,621      1994
                          --------------------------------------------------------------------------------------------
                                20.250996         20.538004             1.42%                  98,132      1993
                          --------------------------------------------------------------------------------------------
                                19.842272         20.250996             2.06%                 126,024      1992
                          --------------------------------------------------------------------------------------------
                                18.996144         19.842272             4.45%                 148,883      1991
                          --------------------------------------------------------------------------------------------
                                17.809654         18.996144             6.66%                 178,554      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL         ACCUMULATION        ACCUMULATION        PERCENT CHANGE IN   NUMBER OF            YEAR
FUND                      UNIT VALUE AT       UNIT VALUE AT END   ACCUMULATION        ACCUMULATION
                          BEGINNING OF        OF PERIOD           UNIT VALUE          UNITS AT END OF
                          PERIOD                                                      PERIOD
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Nationwide Separate             24.609906         25.467570             3.49%                  22,201      1999
Account Trust -           --------------------------------------------------------------------------------------------
Money Market Fund -             23.685302         24.609906             3.90%                  22,624      1998
NQS**                     --------------------------------------------------------------------------------------------
                                22.798231         23.685302             3.89%                  26,117      1997
                          --------------------------------------------------------------------------------------------
                                21.975540         22.798231             3.74%                  32,499      1996
                          --------------------------------------------------------------------------------------------
                                21.072414         21.975540             4.29%                  36,289      1995
                          --------------------------------------------------------------------------------------------
                                20.551361         21.072414             2.54%                  41,143      1994
                          --------------------------------------------------------------------------------------------
                                20.264167         20.551361            -0.44%                  57,208      1993
                          --------------------------------------------------------------------------------------------
                                19.855177         20.264167             3.96%                  63,453      1992
                          --------------------------------------------------------------------------------------------
                                19.008499         19.855177             4.45%                  71,910      1991
                          --------------------------------------------------------------------------------------------
                                17.821238         19.008499             6.66%                  92,012      1990
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------

* The 7-day yield on the MFS(R) Series Trust IV - MFS(R) Money Market Fund as of December 31, 1999 was 3.70%.

** The 7-day yield on the Nationwide Separate Account Trust - Money Market Fund as of December 31, 1999, was 4.08%.